Reserves (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Movement of Reserves [Abstract]
Balance	[1]	$ 311,001	$ 530,321		$ 580,585
Foreign exchange differences on translation of foreign operations		(19,743)	(5,290)	[1]	(17,260)	[1]
Employee share entitlements for unvested awards, net of tax	[1]	3,663	1,711		(155)
Employee share awards vested, net of tax	[1]	0			0
Transfers and other movements	[1]	0	6,761		17,347
Balance	[1]	727,166	311,001		530,321
Reserves [Member]
Movement of Reserves [Abstract]
Balance	[1]	(43,204)	(40,572)		(23,918)
Financial assets at fair value through other comprehensive income		3,379	43		2,512
Foreign exchange differences on translation of foreign operations		(22,113)	(4,185)		(14,104)
Reallocation of non-controlling interest on business combination		(26,459)
Replacement share awards acquired through business combinations		5,167
Employee share entitlements for unvested awards, net of tax	[1]	3,663	1,711		(155)
Employee share awards vested, net of tax	[1]	(4,306)			(1,186)
Transfers and other movements	[1]	(711)	(201)		(3,721)
Balance	[1]	(84,584)	(43,204)		(40,572)
Financial Asset Reserve [Member]
Movement of Reserves [Abstract]
Balance		(1,130)	(1,173)		(1,037)
Financial assets at fair value through other comprehensive income		3,379	43		2,512
Foreign exchange differences on translation of foreign operations		0	0		0
Reallocation of non-controlling interest on business combination		0
Replacement share awards acquired through business combinations		0
Employee share entitlements for unvested awards, net of tax		0	0		0
Employee share awards vested, net of tax		0			0
Transfers and other movements		0	0		(2,648)
Balance		2,249	(1,130)		(1,173)
Foreign Currency Translation Reserve [Member]
Movement of Reserves [Abstract]
Balance		(44,096)	(39,911)		(25,807)
Financial assets at fair value through other comprehensive income		0	0		0
Foreign exchange differences on translation of foreign operations		(22,113)	(4,185)		(14,104)
Reallocation of non-controlling interest on business combination		0
Replacement share awards acquired through business combinations		0
Employee share entitlements for unvested awards, net of tax		0	0		0
Employee share awards vested, net of tax		0			0
Transfers and other movements		(485)	0		0
Balance		(66,694)	(44,096)		(39,911)
Other Reserve [Member]
Movement of Reserves [Abstract]
Balance		0	0		0
Financial assets at fair value through other comprehensive income		0	0		0
Foreign exchange differences on translation of foreign operations		0	0		0
Reallocation of non-controlling interest on business combination		(26,459)
Replacement share awards acquired through business combinations		0
Employee share entitlements for unvested awards, net of tax		0	0		0
Employee share awards vested, net of tax		0			0
Transfers and other movements		0	0		0
Balance		(26,459)	0		0
Share Based Payments Reserve [Member]
Movement of Reserves [Abstract]
Balance		2,022	512		2,926
Financial assets at fair value through other comprehensive income		0	0		0
Foreign exchange differences on translation of foreign operations		0	0		0
Reallocation of non-controlling interest on business combination		0
Replacement share awards acquired through business combinations		5,167
Employee share entitlements for unvested awards, net of tax		3,663	1,711		(155)
Employee share awards vested, net of tax		(4,306)			(1,186)
Transfers and other movements		(226)	(201)		(1,073)
Balance		$ 6,320	$ 2,022		$ 512

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.